RECEIVABLES AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RECEIVABLES AND OTHER
BC Mineral Exploration Tax Credit ("BCMETC") receivable	$ 6,441
Trade receivables	6,210	$ 14,487
Prepayments and deposits	3,109	3,332
Tax receivables	1,652	420
Other receivables	19	73
Total receivables and other	$ 17,431	$ 18,312